Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income before income taxes		$ 7,282	$ 11,859	$ 17,574
Statutory tax rate in Israel		23.00%	23.00%	23.00%
Computed expected tax		$ 1,675	$ 2,728	$ 4,042
Non-deductible operating expenses		508	417	295
Prior years adjustments		(148)	(21)	(299)
Tax effect due to "Preferred Enterprise" status	[1]	(714)	(1,099)	(1,398)
Statutory rate differential		105	18	176
Changes in tax rate		181	7
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past			(476)
Other		(50)	49	121
Income tax expense		$ 1,557	$ 1,623	$ 2,937
Basic		$ 0.804	$ 1.361	$ 1.938
Diluted		0.800	1.352	1.912
Preferred Enterprise - Effect on Net Earnings Per Ordinary Share [Member]
Basic		0.10	0.15	0.19
Diluted		$ 0.10	$ 0.15	$ 0.18

[1]	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows: